PROVISION FOR DISMANTLEMENT (Details) - Provision for dismantlement [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
At January 1	¥ 54,878	¥ 54,114
New projects	3,309	3,468
Revision	5,117	(4,090)
Utilization	(1,141)	(1,337)
Deletion	(15)	0
Unwinding of discount (note 8)	2,794	2,560
Exchange differences	660	163
At December 31	65,602	54,878
Current portion of provision for dismantlement included in other payables and accrued liabilities (note 26)	(1,439)	(674)
At December 31, provision for dismantlement	¥ 64,163	¥ 54,204
Discount rate used for calculating provision for dismantlement		5.00%
Minimum [member]
Disclosure of other provisions [line items]
Discount rate used for calculating provision for dismantlement	3.50%		4.00%
Maximum [member]
Disclosure of other provisions [line items]
Discount rate used for calculating provision for dismantlement	4.25%		5.00%